Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 12, 2023
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	$ 17,849	$ 12,288
Balance at the end of the year	15,498	17,849
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	35,913	27,127
Additions	2,199	1,796
Disposals / write-offs	(1,108)	(1,791)
Reclassifications	(94)	1,203
Foreign currency translation	(1,525)	1,523
Balance at the end of the year	35,385	35,913
Historical cost | Credit Suisse
Disclosure Of Property Equipment Software [Line Items]
Balance recognized upon the acquisition of the Credit Suisse Group			$ 6,055
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	18,064	14,839
Depreciation	3,605	3,022
Impairment	52	593
Disposals / write-offs	(1,105)	(1,783)
Reclassifications	20	686
Foreign currency translation	(749)	708
Balance at the end of the year	19,887	18,064
Accumulated depreciation | Global Wealth Management
Disclosure Of Property Equipment Software [Line Items]
Impairment	1
Accumulated depreciation | Group Items
Disclosure Of Property Equipment Software [Line Items]
Impairment	51
Owned properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	7,503
Balance at the end of the year	6,582	7,503
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	16,710
Additions	229
Disposals / write-offs	(532)
Reclassifications	238
Foreign currency translation	(925)
Balance at the end of the year	15,721	16,710
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	9,207
Depreciation	923
Impairment	3
Disposals / write-offs	(529)
Reclassifications	29
Foreign currency translation	(494)
Balance at the end of the year	9,139	9,207
Leased properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,068
Balance at the end of the year	3,255	4,068
Cash outflows on lease	1,138	878
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	6,613
Additions	230
Disposals / write-offs	(139)
Reclassifications	(13)
Foreign currency translation	(224)
Balance at the end of the year	6,467	6,613
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	2,545
Depreciation	893
Impairment	4
Disposals / write-offs	(139)
Reclassifications	(4)
Foreign currency translation	(87)
Balance at the end of the year	3,212	2,545
Software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	5,413
Balance at the end of the year	4,884	5,413
Software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	11,726
Additions	48
Disposals / write-offs	(437)
Reclassifications	1,406
Foreign currency translation	(322)
Balance at the end of the year	12,421	11,726
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	6,312
Depreciation	1,788
Impairment	45
Disposals / write-offs	(438)
Reclassifications	(5)
Foreign currency translation	(167)
Balance at the end of the year	7,536	6,312
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	863
Balance at the end of the year	776	863
Internally generated software in progress	460
Own use properties in progress	317
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	863
Additions	1,691
Disposals / write-offs	0
Reclassifications	(1,725)
Foreign currency translation	(54)
Balance at the end of the year	$ 776	$ 863